September 5, 2008

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
Attn: Larry Green


Re:      Security Income Fund (File No. 811-02120)
         (the "Company")

Dear Mr. Green:

On behalf of the Company, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Act of 1934 ("1934 Act") a definitive proxy statement, form of proxy and other soliciting materials ("Proxy Materials") relating to a Special Meeting of Shareholders of Security Diversified Income Fund (the "Fund"), which is a series of the Company. No fees are required with this filing.

We wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the preliminary Proxy Materials filed pursuant to Rule 14a-6 under the 1934 Act on August 15, 2008. The SEC staff's comments were conveyed orally by Larry Green at the Division of Investment Management via telephone conference with Julien Bourgeois at Dechert LLP on August 20, 2008. Throughout this letter, capitalized terms have the same meaning as in the Proxy Materials, unless otherwise noted. A summary of the SEC staff's comments, followed by the responses of the Fund, is set forth below:

1. COMMENT: Please include standard Tandy representation language in your transmittal letter for your upcoming filing.

         RESPONSE:  The Fund agrees to make the following representations:

          o the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

          o The staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

          o the Fund may not assert staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws.

2. COMMENT: The "Dear Shareholder" letter indicated that changes will be made to the Fund's principal investment strategies without shareholder approval. Please disclose that

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     the principal investment strategies that will change are "non-fundamental", and therefore changes to the principal investment strategies do not require shareholder approval.

     RESPONSE: We have implemented the requested change in the discussion under the heading "Principal Investment Strategies" on page 2 of the proxy statement.

3. COMMENT: At the bottom of the "Notice" page, the last two paragraphs are all capitalized. Please note that the staff believes that, under "Plain English" principles, language should only be capitalized if it is used as a caption or a header. As such, the staff suggests that the formatting of these paragraphs be changed.

     RESPONSE: We have implemented the requested change.

4. COMMENT: The staff notes that the changes to the Fund's investment program, particularly the principal investment strategies, are being presented as an explanation as to why the advisory fees are increasing. As such, please include more detail on the new principal investment strategies. Also, in the "Changes to the Principal Investment Strategies" section, the description of the old investment strategy discloses that the Fund currently invests in "debt securities," while the description of the new investment strategy discloses investing in "fixed income securities." Please confirm whether these disclosures are consistent with each other.

     RESPONSE: We have implemented the staff's request and included additional details about the new principal investment strategies of the Fund. We also confirmed that the disclosures about the current and future principal investment strategies of the Fund are accurate, and that differences in the terms correspond to the differences in investment strategies (and is not an inconsistent use of terms).

5. COMMENT: Please disclose the duration of the transition plan referred to on page 2 in the "Changes to Principal Investment Strategies" section.

     RESPONSE: We have implemented the staff's request and included the requested additional information about the contemplated transition plan.

6. COMMENT: Please confirm that the disclosure on pages 3 and 4 describing the Advisory Agreement Amendment is responsive to Items 22(c)(9)-(10).

     RESPONSE: We believe that the disclosure is responsive to Items 22(c)(9)-(10). [

7. COMMENT: On page 4, in the last sentence of the first paragraph of the "Investment Advisory Fees" section, please add the term "new" before the term "investment advisory fee".

     RESPONSE: We have implemented the requested change to the disclosure.

8. COMMENT: On page 4, in the second paragraph of the "Investment Advisory Fees" section, please confirm the aggregate amount of fees paid under the Current Advisory Agreement and the Advisory Agreement Amendment.

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     RESPONSE: We confirm that the aggregate amount of fees paid under the
     Current Advisory Agreement and the Advisory Agreement Amendment are accurate.

9. COMMENT: The staff suggests that the footnotes in the "Shareholder Fees" and the "Annual Fund Operating Expenses" tables on pages 5 and 6 should be moved to the end of the "Examples" table on page 7.

     RESPONSE: We appreciate the staff's suggestion, but believe the manner in which the tables are currently presented offer a clear presentation of the required information and helps avoid confusion between the footnotes to the sections entitled "Shareholder Fees" and "Annual Fund Operating Expenses". We believe the disclosure is appropriate in its current location and, therefore, have made no change.

10. COMMENT: Please verify that the disclosure on page 11 under the "Shareholder Proposals" section is consistent with Item 1(c) and Rule 14a-5(e) under the 1934 Act.

     RESPONSE: We confirm that the disclosure on page 11 under the "Shareholder Proposals" section is consistent with Item 1(c) and Rule 14a-5(e) under the 1934 Act.

11. COMMENT: On the proxy form, please clarify that the amendment to the investment advisory agreement for which the shareholder is voting will increase the investment advisory fee.

     RESPONSE: We appreciate the staff's suggestion, but note that the wording is consistent with the corresponding resolution adopted by the Board of Directors of the Fund. In addition, full disclosure about the proposed amendment, which includes complete discussions of the increased fee schedule as well as several related changes to the Fund's investment program, is included in the proxy statement distributed with the proxy form. Therefore, we believe that the manner in which the proxy form is worded identifies clearly and impartially the matter to be voted upon, in compliance with Rule 14a-4 of Regulation 14A and Item 22 of Schedule 14A and we have made no change.

                                      * * *

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

                                                     Very truly yours,


                                                     /s/ Chris Swickard
                                                     -----------------------

                                                     Chris Swickard
                                                     Assistant Secretary
                                                     Security Investors, LLC

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